Description of the business and summary of material accounting policy information- Derivative and non-derivative financial instruments and hedge accounting and Operating segments (Details)	12 Months Ended
Dec. 31, 2023 segment
Description of the business and summary of material accounting policy information
Number of operating segments	1
Number of geographic segments	2